Income taxes - Loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Income taxes
Loss before income taxes	$ (16,568)	₨ (1,145,758)	₨ (3,995,089)	₨ (5,895,976)
Domestic
Income taxes
Loss before income taxes		1,448,943	(1,481,129)	(4,711,481)
Foreign operations
Income taxes
Loss before income taxes		₨ (2,594,700)	₨ (2,513,960)	₨ (1,184,495)